Series C Preferred Stock (Details) - Series C Preferred Stock - USD ($)	1 Months Ended	9 Months Ended
	Oct. 31, 2020	Sep. 30, 2025	Dec. 31, 2024	Dec. 20, 2024	Dec. 31, 2023
Series C Preferred Stock
Number of shares issued (in shares)	40,000
Aggregate purchase price	$ 40,000,000
Preferred stock, increase in liquidation preference rate (in percentage)		5.00%
Preferred stock, increase in liquidation preference price (in dollars per share)		$ 40
Preferred stock, cumulative liquidation value		$ 44,076,000	$ 42,483,000	$ 42,483,286	$ 42,483,000
Preferred stock, cumulative liquidation value		$ 1,593,000